Long-Term Loans (Tables)	12 Months Ended
Dec. 31, 2019
Long-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Summary of Loans
	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Secured loans (Note 39)	$1,600	$1,600
The annual interest rates of loans were as follows:
	December 31
	2018	2019
Secured loans	0.92%	0.92%